UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Sovereign Investors Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

Sovereign Investors Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Common Stocks 97.94%		$588,562,062

(Cost $414,187,766)

Consumer Discretionary 9.36%		56,248,210

Auto Components 1.03%
Johnson Controls, Inc.	162,000	6,219,180

Hotels, Restaurants & Leisure 2.00%
McDonald's Corp.	163,000	12,008,210

Multiline Retail 1.99%
Target Corp.	218,000	11,952,940

Specialty Retail 3.64%
Lowe's Companies, Inc.	269,000	6,671,200
Tiffany & Company	63,000	3,662,190
TJX Companies, Inc.	243,000	11,515,770

Textiles, Apparel & Luxury Goods 0.70%
VF Corp. (L)	51,000	4,218,720

Consumer Staples 9.01%		54,140,348

Beverages 2.07%
PepsiCo, Inc.	193,825	12,464,886

Food & Staples Retailing 1.01%
Walgreen Company	150,000	6,066,000

Food Products 1.95%
Archer-Daniels-Midland Company	358,000	11,695,860

Household Products 1.91%
The Procter & Gamble Company	182,000	11,489,660

Tobacco 2.07%
Philip Morris International, Inc.	217,050	12,423,942

Energy 12.22%		73,467,620

Energy Equipment & Services 2.19%
Helmerich & Payne, Inc. (L)	130,000	7,634,900
Schlumberger, Ltd.	62,000	5,517,380

Oil, Gas & Consumable Fuels 10.03%
EOG Resources, Inc. (L)	87,000	9,255,930
Exxon Mobil Corp.	290,000	23,397,200
Occidental Petroleum Corp.	140,000	13,535,200
Royal Dutch Shell PLC, ADR (L)	199,000	14,127,010

Financials 17.28%		103,862,298

Capital Markets 6.08%
Franklin Resources, Inc.	98,000	11,823,700
State Street Corp.	148,000	6,914,560
T. Rowe Price Group, Inc. (L)	178,500	11,766,720
The Charles Schwab Corp.	334,000	6,028,700

Commercial Banks 4.92%
Cullen/Frost Bankers, Inc. (L)	94,000	5,431,320
U.S. Bancorp	565,000	15,255,000
Wells Fargo & Company	275,000	8,915,500

Diversified Financial Services 2.85%
JPMorgan Chase & Company	380,740	17,110,456

Sovereign Investors Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 3.43%
Aflac, Inc.	147,400	$8,487,292
MetLife, Inc.	265,000	12,129,050

Health Care 7.90%		47,460,680

Health Care Equipment & Supplies 3.04%
Becton, Dickinson & Company	110,000	9,124,500
DENTSPLY International, Inc. (L)	258,000	9,153,840

Pharmaceuticals 4.86%
Abbott Laboratories	75,000	3,387,000
GlaxoSmithKline PLC, ADR (L)	140,000	5,086,200
Johnson & Johnson	128,000	7,650,560
Merck & Company, Inc.	79,000	2,620,430
Teva Pharmaceutical Industries, Ltd., SADR (L)	191,000	10,438,150

Industrials 15.93%		95,708,601

Aerospace & Defense 3.87%
General Dynamics Corp. (L)	82,000	6,182,800
United Technologies Corp.	210,000	17,073,000

Electrical Equipment 3.91%
Cooper Industries PLC	160,000	9,801,600
Emerson Electric Company	233,000	13,719,040

Industrial Conglomerates 4.47%
3M Company	144,000	12,660,480
General Electric Company	703,350	14,165,469

Machinery 2.26%
Caterpillar, Inc.	140,200	13,600,802

Road & Rail 1.42%
Norfolk Southern Corp.	139,000	8,505,410

Information Technology 22.59%		135,741,714

Communications Equipment 0.99%
QUALCOMM, Inc.	110,000	5,954,300

Computers & Peripherals 6.68%
Apple, Inc. (I)	48,425	16,431,571
EMC Corp. (I)	430,000	10,702,700
Hewlett-Packard Company	285,000	13,021,650

Internet Software & Services 1.21%
Google, Inc., Class A (I)	12,060	7,240,342

IT Services 6.39%
Automatic Data Processing, Inc.	217,000	10,394,300
International Business Machines Corp.	143,300	23,214,600
Paychex, Inc. (L)	150,000	4,800,000

Semiconductors & Semiconductor Equipment 5.22%
Intel Corp.	500,000	10,730,000
Linear Technology Corp. (L)	291,000	10,123,890
Texas Instruments, Inc.	310,000	10,512,100

Software 2.10%
Microsoft Corp.	455,050	12,616,261

Sovereign Investors Fund
As of 01-31-11 (Unaudited)

			Shares	Value

Materials 2.51%				$15,107,631

Chemicals 2.51%
Albemarle Corp.			160,000	8,985,599
Praxair, Inc. (L)			65,800	6,122,032

Telecommunication Services 1.14%				6,824,960

Diversified Telecommunication Services 1.14%
AT&T, Inc.			248,000	6,824,960

		Yield	Shares	Value

Securities Lending Collateral 12.15%				$73,031,365

(Cost $73,024,444)

John Hancock Collateral Investment Trust (W)	0.2756%(Y)		7,297,882	73,031,365

		Maturity
	Yield*	date	Par value	Value

Short-Term Securities 2.46%				$14,800,000

(Cost $14,800,000)

Federal Home Loan Bank Discount Notes	0.100%	2-1-11	$14,800,000	14,800,000

Total investments (Cost $502,012,210)† 112.55%				$676,393,427

Other assets and liabilities, net (12.55%)				($75,423,151)

Total net assets 100.00%				$600,970,276

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 1-31-11.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $503,412,871. Net unrealized appreciation aggregated $172,980,556, of which $175,008,969 related to appreciated investment securities and $2,028,413 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except Federal Home Loan Bank Discount Notes, which are Level 2. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

290Q1 1/11
3/11

John Hancock
MUTUAL FUNDS

John Hancock Balanced Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

Balanced Fund
As of 1-31-11 (Unaudited)

	Shares	Value

Common Stocks 61.34%		$753,808,509

(Cost $601,530,341)

Consumer Discretionary 6.40%		78,711,560

Household Durables 0.59%
Pulte Group, Inc. (I)(L)	922,011	7,274,667

Media 1.47%
News Corp., Class B	783,283	12,986,832
Sirius XM Radio, Inc. (I)(L)	3,131,231	5,056,938

Multiline Retail 1.17%
Dollar General Corp. (I)	516,704	14,369,538

Specialty Retail 3.17%
Lowe's Companies, Inc.	819,415	20,321,491
Staples, Inc.	838,283	18,702,094

Consumer Staples 5.39%		66,182,852

Beverages 2.05%
PepsiCo, Inc.	390,993	25,144,759

Food & Staples Retailing 1.51%
CVS Caremark Corp.	541,214	18,509,519

Food Products 1.00%
Archer-Daniels-Midland Company	295,368	9,649,673
Ralcorp Holdings, Inc. (I)	44,157	2,702,408

Household Products 0.83%
The Procter & Gamble Company	161,199	10,176,493

Energy 9.26%		113,745,909

Energy Equipment & Services 1.56%
Schlumberger, Ltd.	108,039	9,614,391
Weatherford International, Ltd. (I)	403,068	9,560,773

Oil, Gas & Consumable Fuels 7.70%
Brazil Ethanol, Inc. (I)(S)	111,100	1,111
CONSOL Energy, Inc.	157,622	7,833,813
Denbury Resources, Inc. (I)	1,049,016	21,347,475
EQT Corp. (L)	159,228	7,673,197
OGX Petroleo e Gas Participacoes SA (I)	784,414	8,098,482
Southwestern Energy Company (I)	353,843	13,976,799
Suncor Energy, Inc.	765,429	31,772,957
The Williams Companies, Inc.	143,272	3,866,911

Financials 9.61%		118,143,304

Capital Markets 5.03%
BlackRock, Inc.	40,160	7,952,483
Franklin Resources, Inc.	84,190	10,157,524
Lazard, Ltd., Class A	268,572	11,204,824
Morgan Stanley	214,892	6,317,825
State Street Corp.	95,693	4,470,777
The Charles Schwab Corp.	700,222	12,639,007
The Goldman Sachs Group, Inc.	55,550	9,089,091

Diversified Financial Services 1.81%
Bank of America Corp.	803,947	11,038,192
JPMorgan Chase & Company	248,509	11,167,994

Balanced Fund
As of 1-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 2.77%
ACE, Ltd.	93,153	$5,737,293
Berkshire Hathaway, Inc., Class B (I)	93,393	7,634,878
MetLife, Inc.	247,627	11,333,888
Prudential Financial, Inc.	152,813	9,399,528

Health Care 4.24%		52,044,787

Biotechnology 1.05%
Amgen, Inc. (I)	161,617	8,901,864
Cephalon, Inc. (I)(L)	67,731	4,001,547

Health Care Equipment & Supplies 0.91%
Medtronic, Inc.	290,689	11,139,202

Health Care Providers & Services 0.62%
McKesson Corp.	100,713	7,570,596

Pharmaceuticals 1.66%
Abbott Laboratories	166,088	7,500,534
Pfizer, Inc.	657,900	11,986,938
Shire PLC, ADR	11,904	944,106

Industrials 7.93%		97,480,168

Aerospace & Defense 1.78%
Honeywell International, Inc.	177,470	9,940,095
United Technologies Corp.	146,955	11,947,442

Commercial Services & Supplies 2.78%
Iron Mountain, Inc. (L)	584,175	14,248,028
Republic Services, Inc.	645,844	19,917,829

Electrical Equipment 0.60%
ABB, Ltd., SADR (I)(L)	310,564	7,351,050

Industrial Conglomerates 1.11%
Textron, Inc. (L)	520,329	13,679,449

Machinery 0.89%
Deere & Company	61,099	5,553,899
Illinois Tool Works, Inc.	100,976	5,401,206

Professional Services 0.77%
Nielsen Holdings NV (I)	46,931	1,223,491
Verisk Analytics, Inc., Class A (I)	242,911	8,217,679

Information Technology 13.24%		162,720,909

Communications Equipment 2.04%
QUALCOMM, Inc.	463,326	25,079,835

Computers & Peripherals 4.93%
Apple, Inc. (I)	65,221	22,130,789
Dell, Inc. (I)	1,056,938	13,909,304
Hewlett-Packard Company	537,052	24,537,905

Electronic Equipment, Instruments & Components 0.24%
Corning, Inc.	134,350	2,983,914

Internet Software & Services 1.65%
Google, Inc., Class A (I)	33,804	20,294,569

Software 4.38%
Adobe Systems, Inc. (I)(L)	216,535	7,156,482

Balanced Fund
As of 1-31-11 (Unaudited)

			Shares	Value

Information Technology (continued)

Intuit, Inc. (I)			229,078	$10,750,631
Microsoft Corp.			1,294,048	35,877,480

Materials 4.39%				54,007,873

Chemicals 1.73%
Ecolab, Inc.			267,353	13,284,771
Monsanto Company			109,434	8,030,267

Containers & Packaging 0.81%
Owens-Illinois, Inc. (I)			338,686	9,987,850

Metals & Mining 1.85%
Avalon Rare Metals, Inc. (I)			451,700	2,607,306
Barrick Gold Corp.			302,741	14,383,225
Franco-Nevada Corp.			72,298	2,009,341
Freeport-McMoRan Copper & Gold, Inc.			34,070	3,705,113

Utilities 0.88%				10,771,147

Electric Utilities 0.23%
PPL Corp.			109,025	2,811,755

Water Utilities 0.65%
American Water Works Company, Inc.			312,133	7,959,392

			Shares	Value

Preferred Securities 0.12%				$1,510,486

(Cost $1,154,100)

Energy 0.12%				1,510,486

Oil, Gas & Consumable Fuels 0.12%
Apache Corp., Series D, 6.000% (L)			23,082	1,510,486

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 12.14%				$149,119,090

(Cost $146,531,614)

U.S. Government 6.42%				78,917,318

Treasury Inflation Protected Securities
Note (D)	2.500	07/15/16	$2,166,860	2,463,111
Note (D)	2.000	01/15/14	16,578,101	17,969,102
U.S. Treasury Bonds
Bond	6.000	02/15/26	2,500,000	3,041,405
Bond	3.875	08/15/40	3,455,000	3,057,136
U.S. Treasury Notes
Note	2.625	11/15/20	9,000,000	8,433,279
Note	2.375	03/31/16	16,000,001	16,271,248
Note	1.875	06/30/15	11,170,001	11,266,866
Note	1.250	08/31/15	5,775,000	5,643,711
Note	1.250	09/30/15	11,045,001	10,771,460

Balanced Fund
As of 1-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency 5.72%				$70,201,772

Federal Home Loan Mortgage Corp.
15 Yr Pass Thru Ctf	4.500	11/01/24	$1,752,598	1,832,692
30 Yr Pass Thru Ctf	6.500	06/01/37	297,460	329,997
30 Yr Pass Thru Ctf	6.500	10/01/37	550,828	611,079
30 Yr Pass Thru Ctf	6.500	11/01/37	1,029,852	1,144,752
30 Yr Pass Thru Ctf	6.500	12/01/37	505,856	561,188
30 Yr Pass Thru Ctf	6.500	12/01/37	343,236	380,780
30 Yr Pass Thru Ctf	6.500	02/01/38	329,133	365,854
30 Yr Pass Thru Ctf	6.500	03/01/38	1,024,046	1,136,058
30 Yr Pass Thru Ctf	6.500	04/01/38	928,493	1,030,053
30 Yr Pass Thru Ctf	6.500	04/01/39	1,991,504	2,209,337
30 Yr Pass Thru Ctf	6.500	09/01/39	894,731	992,598
30 Yr Pass Thru Ctf	4.000	09/01/40	583,680	578,187
Federal National Mortgage Association
15 Yr Pass Thru Ctf	7.000	07/01/11	2,651	2,678
15 Yr Pass Thru Ctf	6.500	08/01/16	13,060	14,174
15 Yr Pass Thru Ctf	5.500	08/01/22	1,969,690	2,124,112
15 Yr Pass Thru Ctf	5.500	01/01/23	1,685,409	1,817,544
15 Yr Pass Thru Ctf	4.500	12/01/17	231,776	244,959
15 Yr Pass Thru Ctf	4.500	03/01/23	2,326,558	2,441,697
15 Yr Pass Thru Ctf	4.000	07/01/24	4,301,725	4,431,330
30 Yr Pass Thru Ctf	8.000	01/01/31	6,693	7,674
30 Yr Pass Thru Ctf	7.500	04/01/31	7,657	8,703
30 Yr Pass Thru Ctf	7.000	06/01/31	7,788	8,810
30 Yr Pass Thru Ctf	7.000	06/01/32	3,924	4,440
30 Yr Pass Thru Ctf	6.500	07/01/36	2,991,736	3,337,324
30 Yr Pass Thru Ctf	6.500	07/01/36	850,985	945,563
30 Yr Pass Thru Ctf	6.500	01/01/39	2,600,830	2,889,884
30 Yr Pass Thru Ctf	6.500	03/01/39	501,126	559,248
30 Yr Pass Thru Ctf	6.500	06/01/39	4,179,035	4,661,772
30 Yr Pass Thru Ctf	5.500	08/01/37	5,179,644	5,566,257
30 Yr Pass Thru Ctf	5.000	09/01/40	4,622,076	4,845,106
30 Yr Pass Thru Ctf	2.750	03/13/14	9,000,000	9,393,633
Note	6.000	05/15/11	1,500,000	1,525,109
Note	5.125	04/15/11	1,000,000	1,010,303
Financing Corp.
Bond	9.650	11/02/18	1,790,000	2,531,543
Government National Mortgage Association
15 Yr Pass Thru Ctf	5.500	08/15/23	3,740,707	4,054,433
30 Yr Pass Thru Ctf	9.000	04/15/21	1,447	1,662
30 Yr Pass Thru Ctf	6.500	04/15/29	96,609	108,599
30 Yr Pass Thru Ctf	5.500	07/20/38	1,590,428	1,713,376
30 Yr Pass Thru Ctf	5.500	09/15/38	3,660,268	3,957,065
New Valley Generation II
Pass Thru Ctf	5.572	05/01/20	719,649	822,199

Corporate Bonds 19.17%				$235,593,774

(Cost $218,947,225)

Consumer Discretionary 0.92%				11,345,847

Auto Components 0.09%
Allison Transmission, Inc. (S)	11.000	11/01/15	1,000,000	1,095,000

Automobiles 0.13%
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	1,560,000	1,569,059

Balanced Fund
As of 1-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Media 0.61%
Comcast Cable Communications Holdings, Inc.	8.375	03/15/13	$729,000	$830,217
Time Warner Cable, Inc.	6.750	07/01/18	4,000,000	4,630,960
Viacom, Inc.	7.875	07/30/30	1,770,000	2,060,611

Multiline Retail 0.09%
Macy's Retail Holdings, Inc.	8.375	07/15/15	1,000,000	1,160,000

Consumer Staples 1.86%				22,882,075

Beverages 0.49%
Anheuser-Busch InBev Worldwide, Inc. (S)	7.200	01/15/14	5,000,000	5,764,310
PepsiCo, Inc.	7.900	11/01/18	214,000	272,438

Food & Staples Retailing 0.16%
CVS Caremark Corp. (6.302% to 6-1-12, then 3 month
LIBOR + 2.065%)	6.302	06/01/37	2,000,000	1,927,500

Food Products 0.53%
Kraft Foods, Inc.	6.125	08/23/18	4,000,000	4,539,204
Ralcorp Holdings Corp.	4.950	08/15/20	2,000,000	1,990,946

Household Products 0.52%
Clorox Company	5.000	03/01/13	5,000,000	5,344,995
Yankee Acquisition Corp.	8.500	02/15/15	1,000,000	1,045,000

Tobacco 0.16%
Lorillard Tobacco Company	6.875	05/01/20	2,000,000	1,997,682

Energy 1.66%				20,447,633

Energy Equipment & Services 0.21%
MidAmerican Energy Holdings Company	8.480	09/15/28	2,000,000	2,562,684

Oil, Gas & Consumable Fuels 1.45%
Anadarko Petroleum Corp.	6.375	09/15/17	2,185,000	2,413,496
Duke Capital LLC	5.668	08/15/14	5,000,000	5,530,660
Kinder Morgan Energy Partners LP	5.950	02/15/18	5,000,000	5,535,730
Marathon Oil Canada Corp.	8.375	05/01/12	1,000,000	1,092,982
NuStar Logistics LP	4.800	09/01/20	1,045,000	1,023,749
Shell International Finance BV	6.375	12/15/38	2,000,000	2,288,332

Financials 8.22%				101,049,122

Capital Markets 1.52%
Credit Suisse New York	5.300	08/13/19	3,000,000	3,136,554
Macquarie Group, Ltd. (S)	6.000	01/14/20	3,000,000	2,996,592
Morgan Stanley	6.000	04/28/15	5,000,000	5,414,985
The Goldman Sachs Group, Inc.	6.750	10/01/37	3,000,000	3,007,023
The Goldman Sachs Group, Inc.	5.375	03/15/20	4,000,000	4,114,188

Commercial Banks 2.10%
Australia & New Zealand Banking Group, Ltd. (S)	5.100	01/13/20	2,160,000	2,252,893
Australia & New Zealand Banking Group, Ltd. (S)	4.875	01/12/21	2,000,000	2,018,622
Barclays Bank PLC	5.140	10/14/20	1,365,000	1,244,230
Barclays Bank PLC	5.125	01/08/20	3,000,000	3,040,266
Commonwealth Bank of Australia (S)	5.000	03/19/20	2,725,000	2,814,385
Lloyds TSB Bank PLC	6.375	01/21/21	2,205,000	2,227,431
PNC Funding Corp.	4.250	09/21/15	2,000,000	2,100,578
State Bank of India/London (S)	4.500	07/27/15	1,600,000	1,632,856

Balanced Fund
As of 1-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Wachovia Corp.	5.750	02/01/18	$3,000,000	$3,338,520
Westpac Banking Corp.	4.875	11/19/19	5,000,000	5,183,895

Consumer Finance 0.27%
Capital One Financial Corp.	7.375	05/23/14	1,000,000	1,148,231
Discover Bank	7.000	04/15/20	2,000,000	2,188,384

Diversified Financial Services 2.10%
Bank of America Corp.	5.650	05/01/18	4,000,000	4,165,676
Beaver Valley Funding	9.000	06/01/17	662,000	747,855
Citigroup, Inc.	6.125	05/15/18	4,000,000	4,347,464
ERAC USA Finance Company (S)	6.375	10/15/17	700,000	778,231
GE Capital Trust I (6.375% to 11-15-17, then 3 month LIBOR
+ 2.290%)	6.375	11/15/67	1,000,000	1,010,000
General Electric Capital Corp., Series A	6.125	02/22/11	1,000,000	1,003,031
International Lease Finance Corp. (S)	7.125	09/01/18	1,455,000	1,567,763
JPMorgan Chase & Company	4.650	06/01/14	2,000,000	2,154,824
Mellon Funding Corp.	5.500	11/15/18	3,000,000	3,289,770
Merrill Lynch & Company, Inc.	7.750	05/14/38	1,000,000	1,085,050
Textron Financial Corp. (6.000% to 2-15-17, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	2,680,000	2,254,550
The Bear Stearns Companies LLC	7.250	02/01/18	1,000,000	1,180,408
The Bear Stearns Companies LLC	6.400	10/02/17	2,000,000	2,273,050

Insurance 0.87%
Aflac, Inc.	8.500	05/15/19	1,500,000	1,852,344
American International Group, Inc.	5.850	01/16/18	2,000,000	2,086,112
CNA Financial Corp.	6.500	08/15/16	3,675,000	3,973,362
Lincoln National Corp. (6.050% to 4-20-17, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	935,000	890,588
Prudential Financial, Inc.	6.200	11/15/40	1,815,000	1,885,555

Real Estate Investment Trusts 1.36%
AMB Property LP	6.625	12/01/19	1,000,000	1,123,231
Boston Properties LP	5.875	10/15/19	3,000,000	3,278,139
Duke Realty LP	5.950	02/15/17	2,000,000	2,155,484
HCP, Inc.	5.375	02/01/21	2,000,000	2,012,980
ProLogis	6.625	05/15/18	2,000,000	2,210,142
Simon Property Group LP	4.375	03/01/21	2,000,000	1,971,882
Vornado Realty Trust	4.250	04/01/15	3,805,000	3,891,998

Health Care 0.62%				7,555,537

Health Care Equipment & Supplies 0.04%
Covidien International Finance SA	6.000	10/15/17	380,000	433,477

Pharmaceuticals 0.58%
Abbott Laboratories	5.600	11/30/17	1,000,000	1,143,697
Roche Holdings, Inc. (S)	5.000	03/01/14	2,250,000	2,464,571
Schering-Plough Corp.	6.000	09/15/17	3,000,000	3,513,792

Industrials 1.41%				17,348,792

Airlines 0.14%
Delta Air Lines, Inc.	6.821	08/10/22	1,625,117	1,734,812

Building Materials 0.17%
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	2,000,000	2,107,500

Balanced Fund
As of 1-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Industrial Conglomerates 0.63%
Koninklijke (Royal) Philips Electronics N.V.	5.750	03/11/18	$5,000,000	$5,623,140
Textron, Inc.	6.200	03/15/15	2,000,000	2,180,948

Road & Rail 0.28%
Burlington Northern Santa Fe Corp.	5.750	03/15/18	2,000,000	2,255,260
Union Pacific Corp.	5.750	11/15/17	1,000,000	1,127,566

Trading Companies & Distributors 0.19%
GATX Corp.	8.750	05/15/14	2,000,000	2,319,566

Information Technology 0.66%				8,071,067

Computers & Peripherals 0.44%
Hewlett-Packard Company	4.500	03/01/13	5,000,000	5,342,955

IT Services 0.22%
International Business Machines Corp.	8.000	10/15/38	2,000,000	2,728,112

Materials 1.46%				17,954,951

Chemicals 0.48%
E.I. Du Pont de Nemours & Company	5.875	01/15/14	340,000	379,410
Ecolab, Inc.	4.875	02/15/15	5,000,000	5,481,055

Metals & Mining 0.59%
ArcelorMittal	9.850	06/01/19	2,000,000	2,566,088
Commercial Metals Company	7.350	08/15/18	2,500,000	2,567,628
Nucor Corp.	5.000	06/01/13	2,000,000	2,156,642

Paper & Forest Products 0.39%
International Paper Company	7.950	06/15/18	4,000,000	4,804,128

Telecommunication Services 0.73%				8,918,092

Diversified Telecommunication Services 0.54%
Telecom Italia Capital SA	6.175	06/18/14	1,000,000	1,065,862
Verizon Communications, Inc.	5.550	02/15/16	5,000,000	5,602,645

Wireless Telecommunication Services 0.19%
America Movil SAB de CV	5.000	03/30/20	2,170,000	2,249,585

Utilities 1.63%				20,020,658

Electric Utilities 0.80%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	2,000,000	2,015,318
Appalachian Power Company	4.950	02/01/15	3,000,000	3,223,938
Duke Energy Carolinas LLC	5.250	01/15/18	1,000,000	1,104,779
Florida Power Corp.	5.800	09/15/17	1,205,000	1,374,636
Kansas City Power & Light Company	6.500	11/15/11	1,000,000	1,036,600
Oncor Electric Delivery Company LLC (S)	5.750	09/30/20	1,000,000	1,057,924

Independent Power Producers & Energy Traders 0.12%
AES Eastern Energy LP	9.000	01/02/17	1,452,312	1,452,312

Multi-Utilities 0.71%
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3
month LIBOR + 2.120%)	6.110	12/01/66	2,000,000	1,940,000
Pacific Gas & Electric Company	5.625	11/30/17	5,000,000	5,657,655
Sempra Energy	6.500	06/01/16	1,000,000	1,157,496

Balanced Fund
As of 1-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Capital Preferred Securities 0.09%				$1,136,800

(Cost $1,141,318)

Financials 0.09%				1,136,800

Commercial Banks 0.09%
Fifth Third Capital Trust IV (6.500% to 4-15-17 then 3 month
LIBOR + 1.368%)	6.500	04/15/37	$1,160,000	1,136,800

Collateralized Mortgage Obligations 2.07%				$25,457,129

(Cost $24,435,974)

Commercial & Residential 1.34%				16,442,046

Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.815	12/10/49	3,000,000	3,249,287
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.875	04/15/45	2,000,000	2,079,010
Series 2007-CB18, Class A4	5.440	06/12/47	2,000,000	2,110,916
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	2,000,000	2,026,561
Series 2007-C2, Class A3	5.430	02/15/40	2,195,000	2,326,022
Morgan Stanley Capital I
Series 2008-HQ8, Class AM (P)	5.438	03/12/44	4,475,000	4,650,250

U.S. Government Agency 0.73%				9,015,083

Federal Home Loan Mortgage Corp.
Series 3545, Class PA	4.000	06/15/39	1,641,130	1,689,044
Series 3794, Class PI IO	4.500	02/15/38	6,185,000	1,096,023
Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05/25/39	9,976,552	1,586,450
Series 398, Class C3 IO	4.500	05/25/39	5,444,870	1,222,617
Series 402, Class 4 IO	4.000	10/25/39	10,601,530	2,210,382
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	8,852,910	1,210,567

Asset Backed Securities 1.50%				$18,372,973

(Cost $18,339,429)

Asset Backed Securities 1.50%				18,372,973

Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	1,000,000	1,025,000
Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12/20/18	3,100,000	3,017,656
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.630	09/25/36	3,425,000	3,091,813
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.710	03/25/35	1,870,000	1,458,247
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.340	03/25/35	3,200,000	2,951,290
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.890	02/25/35	3,050,000	2,772,612
Series 2005-WCH1, Class M2	0.780	01/25/36	4,315,000	4,056,355

Balanced Fund
As of 1-31-11 (Unaudited)

			Shares	Value

Warrants 0.08%				$1,014,784

(Cost $355,034)

Avalon Rare Metals, Inc. (Expiration Date 9-30-11; Strike Price: CAD 3.60) (I)			366,949	901,478
Boise, Inc. (Expiration Date 6-18-11; Strike Price: $7.50) (I)			70,816	113,306

		Yield	Shares	Value

Securities Lending Collateral 4.33%				$53,253,525

(Cost $53,241,589)

John Hancock Collateral Investment Trust (W)		0.2756%(Y)	5,321,521	53,253,525

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 3.04%				$37,400,000

(Cost $37,400,000)

Short-Term Securities 3.04%				37,400,000

Federal Home Loan Bank Discount Notes	0.100%	02/01/11	$37,400,000	37,400,000

Total investments (Cost $1,103,076,624)† 103.88%				$1,276,667,070

Other assets and liabilities, net (3.88%)				($47,678,031)

Total net assets 100.00%			$1,228,989,039

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

CAD Canadian Dollar

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

SADR Sponsored American Depositary Receipts

(D) Principal amount of security is adjusted for inflation.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-11.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) The rate shown is the annualized seven-day yield as of 1-31-11.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,138,794,670. Net unrealized appreciation aggregated $137,872,400, of which $172,962,741 related to appreciated investment securities and $35,090,341 related to depreciated investment securities.

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1	Observable	Unobservable
	Value at 1-31-11	Quoted Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$78,711,560	$78,711,560	-	-
Consumer Staples	66,182,852	66,182,852	-	-
Energy	113,745,909	113,744,798	-	$1,111
Financials	118,143,304	118,143,304	-	-
Health Care	52,044,787	52,044,787	-	-
Industrials	97,480,168	97,480,168	-	-
Information Technology	162,720,909	162,720,909	-	-
Materials	54,007,873	54,007,873	-	-
Utilities	10,771,147	10,771,147	-	-
Preferred Securities
Energy	1,510,486	1,510,486	-	-
U.S. Government & Agency Obligations	149,119,090	-	$149,119,090	-
Corporate Bonds	235,593,774	-	235,593,774	-
Capital Preferred Securities	1,136,800	-	1,136,800	-
Collateralized Mortgage Obligations	25,457,129	-	25,457,129	-
Asset Backed Securities	18,372,973	-	15,355,317	3,017,656
Warrants	1,014,784	1,014,784	-	-
Securities Lending Collateral	53,253,525	53,253,525	-	-
Short-Term Investments	37,400,000	-	37,400,000	-

Total Investments in Securities	$1,276,667,070	$809,586,193	$464,062,110	$3,018,767

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

10

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		Collateralized
	Asset Backed	Mortgage
	Securities	Obligations	Energy	Total

Balance as of 10-31-10	-	$950,664	$1,111	$951,775
Accrued discounts/premiums	$172	-	-	172
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation
(depreciation)	190	-	-	190
Net purchases (sales)	3,017,294	-	-	3,017,294
Transfers in and/or out of Level 3	-	(950,664)	-	(950,664)

Balance as of 1-31-11	$3,017,656	-	$1,111	$3,018,767
Change in unrealized at period end*	$190	-	-	$190

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

11

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Balanced Fund.

360Q1 1/11
3/11

John Hancock

MUTUAL FUNDS

John Hancock Large Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

Large Cap Equity Fund
As of 1-31-11 (Unaudited)

	Shares	Value

Common Stocks 99.93%		$3,035,984,654

(Cost $2,834,023,377)

Consumer Discretionary 9.97%		302,972,032

Household Durables 0.94%
Pulte Group, Inc. (I)(L)	3,631,435	28,652,022

Media 2.16%
News Corp., Class B (L)	2,749,069	45,579,564
Sirius XM Radio, Inc. (I)	12,419,270	20,057,121

Multiline Retail 1.95%
Dollar General Corp. (I)(L)	2,132,604	59,307,717

Specialty Retail 4.92%
Lowe's Companies, Inc.	2,910,696	72,185,261
Staples, Inc.	3,459,899	77,190,347

Consumer Staples 9.30%		282,622,748

Beverages 3.70%
PepsiCo, Inc.	1,745,343	112,243,008

Food & Staples Retailing 2.54%
CVS Caremark Corp.	2,260,036	77,293,231

Food Products 1.68%
Archer-Daniels-Midland Company	1,224,913	40,017,908
Ralcorp Holdings, Inc. (I)(L)	180,881	11,069,917

Household Products 1.38%
The Procter & Gamble Company	665,273	41,998,684

Energy 14.71%		446,723,891

Energy Equipment & Services 2.46%
Schlumberger, Ltd.	395,190	35,167,958
Weatherford International, Ltd. (I)	1,668,114	39,567,664

Oil, Gas & Consumable Fuels 12.25%
Brazil Ethanol, Inc. (I)(S)	500,000	5,000
CONSOL Energy, Inc.	663,989	33,000,253
Denbury Resources, Inc. (I)(L)	4,016,993	81,745,808
EQT Corp. (L)	660,065	31,808,532
OGX Petroleo e Gas Participacoes SA (I)	3,346,141	34,546,379
Southwestern Energy Company (I)	1,277,156	50,447,662
Suncor Energy, Inc.	3,038,228	126,116,845
The Williams Companies, Inc.	530,485	14,317,790

Financials 15.55%		472,496,486

Capital Markets 8.12%
BlackRock, Inc.	157,295	31,147,556
Franklin Resources, Inc.	347,719	41,952,297
Lazard, Ltd., Class A	1,120,214	46,735,328
Morgan Stanley	696,334	20,472,220
State Street Corp.	357,508	16,702,774
The Charles Schwab Corp. (L)	2,893,370	52,225,329
The Goldman Sachs Group, Inc.	229,416	37,537,046

Diversified Financial Services 2.98%
Bank of America Corp.	3,078,396	42,266,377
JPMorgan Chase & Company	1,071,773	48,165,479

Large Cap Equity Fund
As of 1-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 4.45%
ACE, Ltd.	353,202	$21,753,711
Berkshire Hathaway, Inc., Class B (I)	398,965	32,615,389
MetLife, Inc.	978,916	44,804,985
Prudential Financial, Inc.	587,189	36,117,995

Health Care 6.75%		204,933,425

Biotechnology 1.82%
Amgen, Inc. (I)	677,468	37,314,937
Cephalon, Inc. (I)(L)	305,503	18,049,117

Health Care Equipment & Supplies 1.51%
Medtronic, Inc.	1,197,297	45,880,421

Health Care Providers & Services 0.88%
McKesson Corp.	353,512	26,573,497

Pharmaceuticals 2.54%
Abbott Laboratories	596,015	26,916,037
Pfizer, Inc.	2,755,182	50,199,416

Industrials 12.57%		381,938,936

Aerospace & Defense 2.83%
Honeywell International, Inc.	706,344	39,562,327
United Technologies Corp.	570,454	46,377,910

Commercial Services & Supplies 4.17%
Iron Mountain, Inc. (L)	2,296,443	56,010,245
Republic Services, Inc.	2,295,857	70,804,230

Electrical Equipment 0.95%
ABB, Ltd., SADR (I)(L)	1,223,262	28,954,612

Industrial Conglomerates 1.83%
Textron, Inc. (L)	2,119,005	55,708,641

Machinery 1.50%
Deere & Company	253,352	23,029,697
Illinois Tool Works, Inc. (L)	418,552	22,388,346

Professional Services 1.29%
Nielsen Holdings NV (I)	189,324	4,935,677
Verisk Analytics, Inc., Class A (I)	1,009,969	34,167,251

Information Technology 22.27%		676,690,405

Communications Equipment 3.39%
QUALCOMM, Inc.	1,903,077	103,013,558

Computers & Peripherals 8.40%
Apple, Inc. (I)	263,288	89,338,884
Dell, Inc. (I)	4,431,939	58,324,317
Hewlett-Packard Company	2,353,439	107,528,628

Electronic Equipment, Instruments & Components 0.41%
Corning, Inc.	557,008	12,371,148

Internet Software & Services 2.70%
Google, Inc., Class A (I)	136,996	82,246,919

Software 7.37%
Adobe Systems, Inc. (I)(L)	994,027	32,852,592
Intuit, Inc. (I)	889,139	41,727,293

Large Cap Equity Fund
As of 1-31-11 (Unaudited)

			Shares	Value

Information Technology (continued)

Microsoft Corp.			5,384,565	$149,287,066

Materials 6.82%				207,200,114

Chemicals 2.19%
Ecolab, Inc.			767,715	38,147,758
Monsanto Company (L)			387,656	28,446,197

Containers & Packaging 1.36%
Owens-Illinois, Inc. (I)(L)			1,404,014	41,404,373

Metals & Mining 3.27%
Avalon Rare Metals, Inc. (I)			2,756,170	15,909,185
Barrick Gold Corp.			1,244,419	59,122,347
Franco-Nevada Corp.			319,108	8,868,803
Freeport-McMoRan Copper & Gold, Inc.			140,703	15,301,451

Utilities 1.99%				60,406,617

Electric Utilities 0.85%
Electricite de France			339,428	14,955,306
PPL Corp.			424,207	10,940,299

Water Utilities 1.14%
American Water Works Company, Inc.			1,353,373	34,511,012

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 0.00%				$35,000

(Cost $286,174)

Industrials 0.00%				35,000

Airlines 0.00%
Northwest Airlines, Inc., Escrow Certificates(I)	7.625	11-15-23	$3,000,000	3,750
Northwest Airlines, Inc., Escrow Certificates(I)	6.625	05-15-23	25,000,000	31,250

			Shares	Value

Warrants 0.07%				$2,034,473

(Cost $447,653)

Avalon Rare Metals, Inc. (Expiration Date 9-30-11; Strike Price: CAD 3.60) (I)			828,138	2,034,473

		Yield	Shares	Value

Securities Lending Collateral 6.59%				$200,354,277

(Cost $200,413,947)

John Hancock Collateral Investment Trust (W)		0.2756%(Y)	20,021,013	200,354,277

Total investments (Cost $3,035,171,151)† 106.59%				$3,238,408,404

Other assets and liabilities, net (6.59%)				($200,202,846)

Total net assets 100.00%			$3,038,205,558

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

CAD Canadian Dollar

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

Large Cap Equity Fund
As of 1-31-11 (Unaudited)

(L) All or a portion of this security is on loan as of 1-31-11.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of January 31, 2011.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $3,059,743,473. Net unrealized appreciation aggregated $178,664,931, of which $270,190,298 related to appreciated investment securities and $91,525,367 related to depreciated investment securities.

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1	Observable	Unobservable
	Value at 1-31-11	Quoted Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$302,972,032	$302,972,032	-	-
Consumer Staples	282,622,748	282,622,748	-	-
Energy	446,723,891	446,718,891	-	$5,000
Financials	472,496,486	472,496,486	-	-
Health Care	204,933,425	204,933,425	-	-
Industrials	381,938,936	381,938,936	-	-
Information Technology	676,690,405	676,690,405	-	-
Materials	207,200,114	207,200,114	-	-
Utilities	60,406,617	45,451,311	$14,955,306	-
Corporate Bonds	35,000	-	3,750	31,250
Warrants	2,034,473	2,034,473	-	-
Securities Lending Collateral	200,354,277	200,354,277	-	-

Total Investments in Securities	$3,238,408,404	$3,223,413,098	$14,959,056	$36,250

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Corporate
	Bonds	Energy	Total

Balance as of 10-31-10	$31,250	$5,000	$36,250
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-

Balance as of 1-31-11	$31,250	$5,000	$36,250
Change in unrealized at period end*	-	-	-

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

5

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

500Q1 1/11
3/11

John Hancock MUTUAL FUNDS

John Hancock Small Cap Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

Small Cap Intrinsic Value Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Common Stocks 99.43%		$458,916,014

(Cost $402,696,948)

Consumer Discretionary 33.73%		155,677,741

Auto Components 1.07%
Azure Dynamics Corp. (I)	14,500,000	4,923,353

Diversified Consumer Services 1.47%
ChinaCast Education Corp. (I)	900,000	6,786,000

Hotels, Restaurants & Leisure 4.66%
Domino's Pizza, Inc. (I)	1,312,000	21,516,800

Household Durables 7.00%
Hooker Furniture Corp.	96,748	1,297,391
MDC Holdings, Inc.	450,000	13,909,500
Pulte Group, Inc. (I)	2,170,000	17,121,300

Internet & Catalog Retail 3.07%
E-Commerce China Dangdang, Inc., ADR (I)(L)	500,000	14,150,000

Media 4.60%
Live Nation Entertainment, Inc. (I)	250,000	2,600,000
LodgeNet Interactive Corp. (I)	891,067	3,065,270
MDC Partners, Inc., Class A	931,000	15,575,630

Multiline Retail 2.91%
Retail Ventures, Inc. (I)	889,818	13,418,455

Specialty Retail 5.51%
Collective Brands, Inc. (I)	1,250,000	25,450,000

Textiles, Apparel & Luxury Goods 3.44%
Iconix Brand Group, Inc. (I)	640,000	12,704,000
Joe's Jeans, Inc. (I)	2,065,387	3,160,042

Consumer Staples 2.43%		11,208,600

Food Products 0.30%
Reddy Ice Holdings, Inc. (I)	395,000	1,374,600

Household Products 2.13%
Spectrum Brands Holdings, Inc. (I)	300,000	9,834,000

Energy 13.58%		62,679,300

Energy Equipment & Services 2.87%
Atwood Oceanics, Inc. (I)	225,000	9,094,500
Seahawk Drilling, Inc. (I)(V)	600,000	4,167,000

Oil, Gas & Consumable Fuels 10.71%
Berry Petroleum Company, Class A	50,000	2,333,500
Carrizo Oil & Gas, Inc. (I)	140,000	4,739,000
Denbury Resources, Inc. (I)	686,000	13,960,100
Energy XXI Bermuda, Ltd. (I)	170,000	4,897,700
Forest Oil Corp. (I)	180,000	6,984,000
Kodiak Oil & Gas Corp. (I)	650,000	4,127,500
McMoRan Exploration Company (I)	180,000	2,817,000
Penn Virginia Corp.	550,000	9,559,000

Financials 18.54%		85,588,252

Capital Markets 4.16%
Lazard, Ltd., Class A	460,000	19,191,200

Small Cap Intrinsic Value Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Commercial Banks 3.09%
Bond Street Holdings LLC, Class A (I)(S)	450,000	$9,000,000
Synovus Financial Corp.	2,000,000	5,280,000

Diversified Financial Services 3.80%
MSCI, Inc. (I)	114,017	3,902,802
PICO Holdings, Inc. (I)	440,000	13,631,200

Insurance 2.95%
Assured Guaranty, Ltd.	440,000	6,362,400
Maiden Holdings, Ltd.	910,000	7,280,000

Real Estate Investment Trusts 3.74%
Chimera Investment Corp.	1,100,000	4,620,000
Invesco Mortgage Capital, Inc. (V)	565,000	12,639,050

Thrifts & Mortgage Finance 0.80%
Northeast Community Bancorp, Inc.	590,000	3,681,600

Health Care 0.32%		1,470,000

Biotechnology 0.32%
Geron Corp. (I)	300,000	1,470,000

Industrials 13.35%		61,627,759

Airlines 0.09%
JetBlue Airways Corp. (I)	70,000	420,000

Building Products 1.33%
USG Corp. (I)	378,544	6,139,984

Commercial Services & Supplies 0.58%
Cenveo, Inc. (I)	500,000	2,690,000

Construction & Engineering 1.62%
Quanta Services, Inc. (I)	315,000	7,474,950

Professional Services 2.93%
Verisk Analytics, Inc., Class A (I)	400,000	13,532,000

Road & Rail 4.03%
Swift Transporation Company (I)	1,300,000	18,577,000

Trading Companies & Distributors 2.75%
RSC Holdings, Inc. (I)	586,000	7,008,560
Seacube Container Leasing, Ltd.	425,000	5,686,500

Transportation Infrastructure 0.02%
LLX Logistica SA (I)	41,159	98,765

Information Technology 8.67%		40,001,124

Communications Equipment 5.24%
Comverse Technology, Inc. (I)	600,000	3,936,000
Snap Interactive, Inc. (I)	6,300	12,474
Snap Interactive, Inc., Foreign Shares (I)	2,000,000	2,790,294
Sycamore Networks, Inc.	836,017	17,439,315

IT Services 3.43%
Broadridge Financial Solutions, Inc.	655,000	14,992,950
iGate Corp.	53,902	830,091

Small Cap Intrinsic Value Fund
As of 01-31-11 (Unaudited)

			Shares	Value
Materials 7.36%				$33,979,238

Chemicals 2.44%
Chemtura Corp. (I)			675,000	11,265,750

Containers & Packaging 3.72%
Graham Packaging Company, Inc. (I)			986,316	17,191,488

Paper & Forest Products 1.20%
Louisiana-Pacific Corp. (I)			550,000	5,522,000

Utilities 1.45%				6,684,000

Independent Power Producers & Energy Traders 1.17%
GenOn Energy, Inc. (I)			1,300,000	5,382,000

Water Utilities 0.28%
Purecycle Corp. (I)			350,000	1,302,000

	Number of	Exercise
Issuer	contracts	price		Value

Options Purchased 0.16%				740,250

(Cost $327,550)

Call Options 0.16%				740,250

Liberty Global Inc., Class A (Expiration Date: 1-
19-13; Counterparty: Merrill Lynch
Professional Clearing Corp.) (I)	10,000	$35.00		101,500
Liberty Global, Inc., Class A (Expiration Date: 1-
21-12; Counterparty: Merrill Lynch Pierce
Fenner & Smith, Inc.) (I)	25,000	15.00		638,750

			Shares	Value

Warrants 0.12%				$541,592

(Cost $0)

Communications 0.12%				541,592

Snap Interactive, Inc. (Expiration Date: 1-19-16, Strike Price: $2.50) (I)			1,000,000	541,592

		Yield	Shares	Value

Securities Lending Collateral 2.85%				$13,162,500

(Cost $13,162,500)

John Hancock Collateral Investment Trust (W)		0.2756%(Y)	1,315,303	13,162,500

		Maturity
	Yield*	date	Par value	Value

Short-Term Securities 1.50%				$6,900,000

(Cost $6,900,000)

Federal Home Loan Bank Discount Note	0.100%	02/01/11	$6,900,000	6,900,000

Total investments (Cost $423,086,998)† 104.06%				$480,260,356

Other assets and liabilities, net (4.06%)				($18,722,264)

Total net assets 100.00%				$461,538,092

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR    American Depositary Receipts

Small Cap Intrinsic Value Fund
As of 01-31-11 (Unaudited)

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-11.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer the Notes to the Schedule of Investments.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 1-31-11.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $428,507,039. Net unrealized appreciation aggregated $51,753,317, of which $76,856,425 related to appreciated investment securities and $25,103,108 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total net assets on 01-31-11.

United States	87%
China	5%
Canada	4%
Bermuda	4%

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01-31-11	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$155,677,741	$155,677,741	—	—
Consumer Staples	11,208,600	11,208,600	—	—
Energy	62,679,300	62,679,300	—	—
Financials	85,588,252	76,588,252	$9,000,000	—
Health Care	1,470,000	1,470,000	—	—
Industrials	61,627,759	61,627,759	—	—
Information Technology	40,001,124	37,210,830	2,790,294	—
Materials	33,979,238	33,979,238	—	—
Utilities	6,684,000	6,684,000	—	—
Purchased Options	740,250	740,250	—	—
Warrants	541,592	—	541,592	—
Securities Lending Collateral	13,162,500	13,162,500	—	—
Short-Term Investments	6,900,000	—	6,900,000	—

Total Investments in Securities	$480,260,356	$461,028,470	$19,231,886	—

Changes in valuation techniques may result in transfer in or of an assigned level within the disclosure hierarchy. During the three month period ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired the exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes on option, the premium received is included as liability and subsequently “market-to-market” to reflect current market value of the option written. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the three months ended January 31, 2011, the Fund used purchased options to gain exposure to certain securities. During the three months ended January 31, 2011, the Fund held purchased options with markets values ranging from $740,250 to $2,183,750, as measured at each quarter end.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the three month period ended January 31, 2011, is set forth below:

		Beginning	Ending
		share	share	Realized	Dividend
Affiliated		amount	amount	gain (loss)	income	Ending value

Invesco Mortgage Capital, Inc.
Bought:	80,000
Sold:	none	485,000	565,000	-	-	$12,639,050

Seahawk Drilling, Inc.
Bought:	none
Sold:	none	600,000	600,000	-	-	$4,167,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

640Q1 1/11
3/11

John Hancock
MUTUAL FUNDS

John Hancock Global Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

Global Opportunities Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Common Stocks 92.52%	$1,175,347,021

(Cost $1,096,629,907)

Brazil 13.56%		172,197,383

BHG SA - Brazil Hospitality Group (I) (V)	1,962,258	20,188,203
GP Investments, Ltd. (I)	4,267,082	17,406,735
HRT Participacoes em Petroleo SA (I)	13,209	14,405,928
LLX Logistica SA (I) (V)	22,746,912	54,583,310
OGX Petroleo e Gas Participacoes SA (I)	5,090,306	52,553,566
PortX Operacoes Portuarias SA (I)	6,402,873	13,059,641

Canada 13.49%		171,352,756

Africa Oil Corp. (I)	297,104	614,176
Avalon Rare Metals, Inc. (I)	3,572,045	20,618,585
Bankers Petroleum, Inc. (I)	1,282,923	6,200,976
Crescent Point Energy Corp.	595,240	26,303,860
Fortune Minerals, Ltd. (I) (V)	8,551,064	13,663,257
Franco-Nevada Corp.	1,230,332	34,193,978
Ivanhoe Energy, Inc. (I)	3,232,997	11,267,948
Karnalyte Resources, Inc. (I) (V)	2,319,557	23,187,463
Painted Pony Petroleum, Ltd, Class A (I)	510,716	5,355,288
PetroBakken Energy, Ltd., Class A	466,269	9,983,330
Silver Standard Resources, Inc. (I)	865,737	19,963,895

China 2.86%		36,395,082

BYD Company, Ltd., Class H (I)	7,412,067	36,395,082

France 8.08%		102,701,327

Electricite de France	1,355,001	59,701,777
France Telecom SA	1,967,267	42,999,550

Germany 3.33%		42,293,029

Deutsche Telekom AG	3,173,158	42,293,029

Hong Kong 2.65%		33,706,590

Geely Automobile Holdings Company, Ltd.	63,577,483	29,740,422
Natural Beauty Bio-Technology, Ltd.	16,708,960	3,966,168

India 13.03%		165,477,724

Abb, Ltd.	117,965	1,917,387
Adani Power, Ltd. (I)	5,529,565	14,947,922
Areva T&D India, Ltd.	320,525	2,178,375
Colgate-Palmolive India, Ltd.	1,006,097	17,879,976
Indiabulls Power, Ltd. (I)	6,132,824	3,181,624
Nestle India, Ltd.	52,630	3,806,154
Pantaloon Retail India, Ltd.	792,428	6,663,911
Procter & Gamble Hygiene & Health Care, Ltd.	166,026	6,050,355
Reliance Capital, Ltd.	3,669,111	41,799,971
Reliance Infrastructure, Ltd.	3,534,199	54,536,362
Siemens India, Ltd.	239,755	4,467,241
Sun Pharmaceutical Industries, Ltd.	840,415	8,048,446

Indonesia 1.32%		16,734,365

Bumi Resources Tbk PT	54,641,127	16,734,365

Japan 2.33%		29,656,248

Chiyoda Corp.	3,346,805	29,656,248

1

Global Opportunities Fund
As of 01-31-11 (Unaudited)

			Shares	Value

Spain 3.50%				$44,521,117

Abengoa SA			1,597,475	44,521,117

Thailand 1.88%				23,823,809

Bangkok Dusit Medical Service PCL			4,534,126	7,044,442
Bumrungrad Hospital PCL			15,828,963	16,779,367

United States 26.49%				336,487,591

Bank of America Corp.			1,441,150	19,786,990
Brazil Ethanol, Inc. (I)			301,903	3,019
Denbury Resources, Inc. (I)			2,077,403	42,275,151
Google, Inc., Class A (I)			36,954	22,185,703
Live Nation Entertainment, Inc. (V)			4,736,012	49,254,525
Microsoft Corp.			1,100,517	30,511,834
Owens Corning, Inc. (I)			728,067	24,368,402
Plains Exploration & Production Company (I)			375,928	13,307,851
Prudential Financial, Inc.			41,878	2,575,916
Rex Energy Corp. (I)			1,478,449	17,793,134
Sirius XM Radio, Inc. (I)			36,220,996	58,496,909
Sycamore Networks, Inc.			387,149	8,075,928
The Charles Schwab Corp.			180,410	3,256,401
Warren Resources, Inc. (I) (V)			7,992,084	44,595,828

Warrants 0.02%				$295,573

(Cost $0)

Canada 0.02%				295,573

Fortune Minerals, Ltd. (Expiration Date 9/02/2011; Strike Price: CAD 0.80) (I)			344,154	295,573

		Maturity
	Yield*	date	Par value	Value

Short-Term Investments 5.24%				$66,500,000

(Cost $66,500,000)

Short-Term Securities 5.24%				66,500,000

Federal Home Loan Bank Discount Notes	0.100%	02-01-11	$66,500,000	66,500,000

Total investments (Cost $1,163,129,907)† 97.78%				$1,242,142,594

Other assets and liabilities, net 2.22%				$28,228,662

Total net assets 100.00%				$1,270,371,256

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

CAD    Canadian Dollar

(I) Non-income producing security.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on these securities refer to the Notes to the Schedule of Investments.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,204,112,716. Net unrealized appreciation aggregated $38,029,878, of which $113,813,561 related to appreciated investment securities and $75,783,683 related to depreciated investment securities.

2

Global Opportunities Fund
As of 01-31-11 (Unaudited)

The portfolio had the following sector composition as a percentage of total net assets on 1-31-11:

Energy	21%
Consumer Discretionary	14%
Industrials	14%
Utilities	10%
Materials	9%
Financials	8%
Telecommunication Services	7%
Information Technology	5%
Health Care	3%
Consumer Staples	2%
Short-Term Investments & Other	7%

3

Global Opportunities Fund
As of 01-31-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01-31-11	Price	Inputs	Inputs

Brazil	$ 172,197,383	$ 172,197,383	—	—
Canada	171,352,756	171,352,756	—	—
China	36,395,082	—	$ 36,395,082	—
France	102,701,327	—	102,701,327	—
Germany	42,293,029	—	42,293,029	—
Hong Kong	33,706,590	—	33,706,590	—
India	165,477,724	—	165,477,724	—
Indonesia	16,734,365	—	16,734,365	—
Japan	29,656,248	—	29,656,248	—
Spain	44,521,117	—	44,521,117	—
Thailand	23,823,809	—	23,823,809	—
United States	336,487,591	336,484,572	—	$ 3,019
Warrants	295,573	295,573	—	—
Short-Term Investments	66,500,000	—	66,500,000	—
Total investments in Securities	$ 1,242,142,594	$ 680,330,284	$ 561,809,291	$ 3,019

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three months period ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

INVESTMENT IN SECURITIES	UNITED STATES

Balance as of 10-31-10	$3,019
Accrued discounts/premiums	—
Realized gain (loss)	(77,309)
Change in unrealized appreciation (depreciation)	77,309
Net purchases (sales)	—
Net transfers in and/out of Level 3	—
Balance as of 1-31-11	$3,019
Change in unrealized at period end*	—

4

Global Opportunities Fund
As of 01-31-11 (Unaudited)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the three months period ended January 31, 2011, is set forth below

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	Income	Value

BHG SA - Brazil Hospitality Group
(formerly Invest Tur Brasil –
Desenvolvimento Imboilario Turistico S.A.)	1,962,258	1,962,258	-	-	$20,188,203
Bought: None Sold: None

Fortune Minerals Ltd	8,551,064	8,551,064	-	-	13,663,257
Bought: None Sold: None

Karnalyte Resources, Inc	-	2,319,557	-	-	23,187,463
Bought: 2,319,557 Sold: None

Live Nation Entertainment Inc	-	4,736,012	-	-	49,254,525
Bought: 4,736,012 Sold: None

LLX Logistica SA	5,549,438	22,746,912	-	-	54,583,310
Bought: 17,197,474 Sold: None

Warren Resources, Inc	7,883,484	7,992,084	-	-	44,595,828
Bought: 108,600 Sold: None

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

690Q1 1/11
3/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: March 18, 2011